Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities [Abstract]
Net Income	$ 13,338	$ 11,732
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Common stock issued to ESOP	575	0
Change in other assets	(1,291)	(1,030)
Change in other liabilities	1,223	(113)
Net cash provided by operating activities	15,990	13,187
Cash flows from investing activities [Abstract]
Net cash (used in) investing activities	(83,392)	(52,404)
Cash flows from financing activities [Abstract]
Purchases of treasury stock	0	(954)
Cash dividends paid	(4,720)	(4,018)
Net cash provided by (used in) by financing activities	(38,642)	52,948
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	(106,044)	13,731
Cash and cash equivalents at beginning of year	152,034	138,303
Cash and cash equivalents at end of year	45,990	152,034
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income	13,338	11,732
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(9,709)	(5,518)
Common stock issued to ESOP	575	0
Change in other assets	(221)	(6)
Change in other liabilities	72	1,598
Net cash provided by operating activities	4,055	7,806
Cash flows from investing activities [Abstract]
Change in notes receivable	(242)	(520)
Net cash (used in) investing activities	(242)	(520)
Cash flows from financing activities [Abstract]
Change in notes payable	238	(1,060)
Purchases of treasury stock	0	(954)
Cash dividends paid	(4,720)	(4,018)
Net cash provided by (used in) by financing activities	(4,482)	(6,032)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	(669)	1,254
Cash and cash equivalents at beginning of year	5,366	4,112
Cash and cash equivalents at end of year	$ 4,697	$ 5,366